Non-current assets held for sale (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	$ 132,642	$ 143,950	$ 135,261	[1]
Intangible assets	15,539		17,284	[1]	$ 18,355
Investments in associates	20,334		17,673	[1]
Inventories	20,880		17,988	[1]
Trade and other receivables	24,442	24,673	24,478	[1]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	7,465		0
Trade and other current payables	(46,829)	(46,209)	(46,265)	[1]
Lease liabilities	9,722	9,900	667
Current provisions	(2,453)	$ (2,547)	(2,564)	[1]
Defined benefit pension plan and other post-retirement benefit plan deficits	8,592		8,391	[1]
Liabilities included in disposal groups classified as held for sale	(1,393)		$ 0
Non-current assets held for sale [member]
Assets and liabilities held for sale [Line Items]
Property, plant and equipment	6,359
Intangible assets	610
Investments in associates	43
Inventories	318
Trade and other receivables	135
Trade and other current payables	(33)
Lease liabilities	(280)
Current provisions	(1,012)
Defined benefit pension plan and other post-retirement benefit plan deficits	$ (68)

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.